Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Fixed payments	$ 1,014	$ 1,118
Variable Lease Cost	13	13
Total operating lease cost	1,027	1,131
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,099	1,196
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	131		$ 4,411
Operating leases:
Operating lease right-of-use assets	3,518	3,843
Current maturities of operating leases	950	745
Non-current operating leases	3,765	3,640
Total operating lease liabilities	$ 4,715	$ 4,385
Weighted average remaining lease term
Operating leases	7 years 4 months 2 days	8 years 1 month 28 days
Weighted average discount rate
Operating leases	12.77%	12.73%